Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 472,317	$ 472,317
Accounts receivable, net	71,409	58,307
Investment tax credits receivable	69,338	281,644
Other tax credits	104,682	84,652
Prepaid expenses	17,767	24,959
Total Current Assets	667,401	921,879
Investments	115,880	116,414
Property and equipment, net	27,620	26,317
Total Assets	810,901	1,064,610
Current liabilities
Accounts payable	11,795	9,161
Accrued liabilities	19,571	41,518
Deferred revenue	71,962	110,969
Total current liabiliities	103,328	161,648
Deferred rent	9,603	11,035
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2016 and March 31, 2016.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2016 and March 31, 2016.
Common shares, no par value, Unlimited authorized shares; 157,809,851 shares issued and outstanding as at September 30, 2016 and 157,809,851 shares as at March 31, 2016.	$ 19,484,482	$ 19,484,482
Additional paid-in capital	2,961,632	2,960,789
Accumulated deficit	(21,402,261)	(21,213,270)
Accumulated other comprehensive income	(345,883)	340,074
Total shareholders' equity	697,970	891,927
Total liability and equity	$ 810,901	$ 1,064,610